Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Accounts payable	1,102,241	1,206,940
Student refundable deposits	122,120	1,403,121
Accrued commission expenses	650,760	420,118
Other payables	77,040	203,292
Total	1,952,161	3,233,471